Noncontrolling and Redeemable Noncontrolling Interests (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Redeemable Noncontrolling Interest, Equity, Fair Value	$ 35,698	$ 36,973	$ 51,546	$ 62,886
The Company [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Vesting over period [Member]
Noncontrolling Interest [Line Items]
Redeemable Noncontrolling Interest, Equity, Fair Value	$ 22,494	18,891
Termination, disability, or death [Member]
Noncontrolling Interest [Line Items]
Redeemable Noncontrolling Interest, Equity, Fair Value	10,931	15,336
Acquisition Value in excess of Redemption Value [Member]
Noncontrolling Interest [Line Items]
Redeemable Noncontrolling Interest, Equity, Fair Value	$ 2,273	$ 2,746